Investment properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [abstract]
Balance at January 1,	$ 5,119	$ 0
Additions	0	5,119
Sale of investment properties	(1,270)	0
Net change in fair value	(3,849)	0
Balance at December 31,	$ 0	$ 5,119